Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents
	December 31,
	2025	2024
	$	$
Cash on hand and balances with banks	7,307	16,393
	7,307	16,393